Credit Risk - Disclosure of Homes Portfolios of Particular Interest by Forbearance Balances (Details) - Homes - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Forbearance	£ 1,571	£ 1,585
Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	877	1,109
Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	694	476
Interest-only
Disclosure of credit risk exposure [line items]
Forbearance	292	419
Interest-only | Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	112	280
Interest-only | Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	180	139
Flexible
Disclosure of credit risk exposure [line items]
Forbearance	36	35
Flexible | Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	19	24
Flexible | Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	17	11
LTV >100%
Disclosure of credit risk exposure [line items]
Forbearance	10	13
LTV >100% | Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	1	3
LTV >100% | Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	9	10
Buy-to-let
Disclosure of credit risk exposure [line items]
Forbearance	15	11
Buy-to-let | Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	11	8
Buy-to-let | Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	£ 4	£ 3